CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Financial derivatives	€ 73,664	€ 19,350
Other financial assets	4,421	5,656
Current financial assets	€ 78,085	€ 25,006